Average Annual Total Returns - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity International Growth Fund
Dec. 30, 2023
Fidelity International Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(23.19%)
Past 5 years	4.22%
Past 10 years	6.60%
Fidelity International Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.40%)
Past 5 years	4.05%
Past 10 years	6.46%
Fidelity International Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.43%)
Past 5 years	3.39%
Past 10 years	5.42%
MS270
Average Annual Return:
Past 1 year	(22.83%)
Past 5 years	2.65%
Past 10 years	5.74%